Retirement Plans - Defined Contribution Plans (Details 15) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plans
401(k) and other plan expense	$ 3,719	$ 4,651	$ 5,078